Estimated Useful life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Developed software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	1 year 6 months
Developed software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Purchased software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Purchased software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment useful life	Shorter of expected useful life or lease term